Stock-Based Compensation - Additional Information (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 5,400		$ 58,531	$ 1,381	$ 1,818	$ 906
Stock purchased and retired	2,191,557
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						$ 0
Stock purchased and retired	2,263,827
Shares of Common stock purchased						9,900,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from IPO				241,200
Purchase cost of shares	$ 54,200			54,200
Retire aggregate shares of common stock	4,455,384
Stock-based compensation expense		5,400	$ 400	58,500	$ 1,400
IPO [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increased stock-based compensation expenses		$ 5,000		$ 57,100